SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants Outstanding Beginning balance, Shares	146,842	6,250	117
Warrants Outstanding Beginning balance, Weighted Average Exercise Price	$ 27.86	$ 20.00	$ 7,862.34
Warrants Granted, Shares	19,166	141,721	6,271
Warrants Granted, Weighted Average Exercise Price	$ 6.00	$ 22.18	$ 227.20
Warrants Exercised, Shares	(7,567)	(1,129)	(2,416)
Warrants Exercised, Weighted Average Exercise Price		$ 5.80	$ 81.60
Warrants Forfeited/canceled, Shares			20,641
Warrants Forfeited/canceled, Weighted Average Exercise Price			$ 51.20
Warrants Outstanding Ending balance, Shares	158,441	146,842	6,250
Warrants Outstanding Ending balance, Weighted Average Exercise Price	$ 22.07	$ 27.86	$ 20.00
Warrants Reset feature, Shares			22,919
Warrants Reset feature, Weighted Average Exercise Price			$ 81.60
Warrants Forfeited/canceled, Shares			(20,641)